SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Net loss	$ (5,675,476)	$ (482,440)	$ (6,696,333)	$ (1,078,536)	$ (3,059,815)	$ (2,937,475)
Weighted-average common shares outstanding (Basic)	315,607,057	94,749,077	275,215,740	95,051,967	96,010,164	90,057,890
Weighted-average common shares Equivalent
Stock options			200,000	200,000	200,000	1,333,000
Warrants			1,540,625	1,540,625	1,540,625
Weighted-average common shares outstanding (Diluted)			276,956,365	97,098,847	97,750,789	91,390,890